DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Schedule of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Non-current	$ 335.1	$ 352.9
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provision for decommissioning, restoration and rehabilitation costs	377.2	392.7
Accretion expense included in finance costs	19.4	13.9
Revisions in estimates and obligations	(3.5)	6.0
Expenditures during the current year	(22.2)	(16.2)
Increase (decrease) through net exchange differences, other provisions	(5.5)	(20.7)
Decrease through disposal of related mineral properties, other provisions	0.0	(1.5)
Balance, end of year	366.0	377.2
Current	30.9	24.3
Non-current	335.1	352.9
Provision for decommissioning, restoration and rehabilitation costs	366.0	377.2
Acquisition through asset acquisition, other provisions	0.6	3.0
Accretion expense included in finance costs	19.4	13.9
Acquisition through asset acquisition, other provisions	$ 0.6	$ 3.0